5. Earnings Per Share (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2016	Sep. 30, 2017
Earnings Per Share [Abstract]
Earnings per share

For the period from inception (August 4, 2016) to December 31, 2016
Net Loss	$(8,626)

Weighted average share outstanding basic	31,768,822

Basic loss per share	$0.0003

	For the three months ended September 30, 2017	For the nine months ended September 30, 2017	For the period from inception (August 4, 2016) to September 30, 2016
Net Loss	$(177,770)	$(332,770)	$(100)

Weighted average share outstanding basic	28,352,862	13,046,244	0

Basic loss per share	$0.0063	$0.0255	$0.0000